Segment information - Intra-Group pricing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical location
Operating (loss)/profit	$ 3,677	$ 4,902	$ 4,114
(Loss)/profit before tax	2,227	3,552	3,069
Non-current assets	47,511	47,819	42,309
Total assets	63,354	62,526	60,056
Assets acquired	1,752	9,673	6,450
Net operating assets	35,116	33,784	31,209
UK
Disclosure of geographical location
Operating (loss)/profit	(694)	(526)	(743)
(Loss)/profit before tax	(1,146)	(950)	(1,113)
Non-current assets	5,371	5,127	6,251
Total assets	12,842	12,704	14,712
Assets acquired	400	362	1,478
Net operating assets	3,351	3,306	3,713
Continental Europe
Disclosure of geographical location
Operating (loss)/profit	2,482	3,695	3,412
(Loss)/profit before tax	1,918	3,136	3,023
Non-current assets	16,305	15,731	8,690
Total assets	18,962	18,174	10,636
Assets acquired	629	8,494	653
Net operating assets	10,228	8,479	3,704
The Americas
Disclosure of geographical location
Operating (loss)/profit	1,242	1,259	1,101
(Loss)/profit before tax	822	919	821
Non-current assets	24,811	26,044	26,431
Total assets	28,180	28,792	31,536
Assets acquired	585	688	4,147
Net operating assets	20,339	20,969	22,334
Asia, Africa And Australasia
Disclosure of geographical location
Operating (loss)/profit	647	474	344
(Loss)/profit before tax	633	447	338
Non-current assets	1,024	917	937
Total assets	3,370	2,856	3,172
Assets acquired	138	129	172
Net operating assets	$ 1,198	$ 1,030	$ 1,458